Arrangement with Note Holders	6 Months Ended
Jun. 30, 2012
Arrangement with Note Holders [Abstract]
Arrangement with Note Holders
NOTE 2 - Arrangement With Note Holders

On February 15, 2012, the Company reached a written agreement with the respective representatives of the holders of its Series A convertible notes and the holders of its Series B convertible notes with respect to a proposed arrangement under Section 350 of the Israeli Companies Law. The arrangement provides for the deferral of the March 2012 early redemption right of the Series A note holders over approximately 29 months, with aggregate payments of $9.1 million in August 2012, $2.3 million in October 2012, $1.3 million in March 2013 and $11 million (plus all accrued and unpaid interest) in July 2014. In addition, an aggregate of $1.2 million in early payments to the Series B note holders will be made between August 2012 and July 2014 (See also note 11 below). The balance of the principal amount of the Series B notes is due in December 2017. The arrangement does not reduce the total amounts payable to the note holders. In order to attempt to encourage note holders to convert their notes, the conversion price of the Series A notes and Series B notes was decreased for a certain period. The Company deposited cash and securities equal to an aggregate amount of approximately $9.7 million in a secured trust account for the benefit of the note holders, to ensure the first payment scheduled to be made to the Series A and Series B note holders in August 2012.

On June 19, 2012, the Company received the final approval of the District Court of Tel Aviv to the arrangement, following the approval of the Tel Aviv Stock Exchange and the Israel Securities Authority, and the agreement was consummated on July 2, 2012 (see also note 11 below).

On August 20, 2012, the Company paid to Series A and Series B note holders the first payment, pursuant to their respective redemption rights, in the aggregate amount of $9.7 million plus accrued interest.

(The U.S. Dollar amounts appearing in this note are based on the representative exchange rate published by the Bank of Israel on July 3, 2012).